Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 31,012	$ 35,059	$ 42,185	$ 29,088
Cost of revenue	$ 7,718	$ 8,064	$ 10,499	$ 1,932